DEFERRED TAX ASSETS AND LIABILITIES (Details 4) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred Tax Assets And Liabilities
2021			¥ 1,171
2022	168	1,065	1,065
2023	365	2,318	2,318
2024	289	1,835	1,835
2025	667	4,237	4,237
2026	1,108	7,040
Total	$ 2,597	¥ 16,495	¥ 10,626